CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD.- Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Financing activities
Repayment of Loan Note Payable		$ (123)	$ 0		$ 0
Proceeds from SPAC Merger, net of transaction costs	$ 132	132	0		0
Net cash flows used in financing activities		(626)	(37)		(88)
Net increase in cash and cash equivalents		(218)	261		(2)
Cash and cash equivalents at end of period		455	$ 674	[1]	$ 425
Kyivstar Group Ltd.
Financing activities
Repayment of Loan Note Payable		(123)
Proceeds from SPAC Merger, net of transaction costs		132
Net cash flows used in financing activities		9
Net increase in cash and cash equivalents		9
Cash and cash equivalents at end of period		$ 9

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation